LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2023
LAND USE RIGHTS, NET.
LAND USE RIGHTS, NET

10.  LAND USE RIGHTS, NET

Land use rights held by the Company represent operating lease prepayments and are amortized over the remaining term of the respective rights.

	As of December 31,
	2022	2023
	RMB	RMB
Cost	617,808	664,272
Accumulated amortization	(41,788)	(61,769)
Land use rights, net	576,020	602,503

The carrying amounts of land use rights pledged by the Company to secure borrowings (Note 14) granted to the Company at the respective balance sheet dates were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Land use rights	115,895	196,195